Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Policies

Our Compensation Committee reviews and approves annual equity award grants to our executive officers. Over the past several years, the practice of our Compensation Committee has been to conduct annual grants to our executive officers in the first quarter of each year following the publication of our earnings release and/or filing of our Annual Report on Form 10-K for the prior fiscal year. Our Compensation Committee takes into account the presence of any material nonpublic information concerning our Company when approving awards of options.

Award Timing Method	Our Compensation Committee reviews and approves annual equity award grants to our executive officers. Over the past several years, the practice of our Compensation Committee has been to conduct annual grants to our executive officers in the first quarter of each year following the publication of our earnings release and/or filing of our Annual Report on Form 10-K for the prior fiscal year.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Compensation Committee takes into account the presence of any material nonpublic information concerning our Company when approving awards of options.
Award Timing MNPI Disclosure [Text Block]	Equity Award Grant Policies

Our Compensation Committee reviews and approves annual equity award grants to our executive officers. Over the past several years, the practice of our Compensation Committee has been to conduct annual grants to our executive officers in the first quarter of each year following the publication of our earnings release and/or filing of our Annual Report on Form 10-K for the prior fiscal year. Our Compensation Committee takes into account the presence of any material nonpublic information concerning our Company when approving awards of options.